Earnings per share - Earnings Per Share Computations (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Options $ / shares shares	Dec. 31, 2024 USD ($) Options $ / shares shares	Dec. 31, 2023 USD ($) Options $ / shares shares
Earnings per share
Opening balance (in shares)	19,214,554	19,188,073	12,833,126
Weighted average shares issued	62,006	12,934	5,792,435
Weighted average number of shares at December 31 (in shares)	19,276,560	19,201,007	18,625,561
Effect of dilutive options		1,594	6,550
Weighted average number of shares (diluted) at December 31 (in shares)	19,276,560	19,202,601	18,632,111
Number of antidilutive options | Options	0	8,406	13,450
Value of out of money options | $	$ 0	$ 1	$ 0
Profit for the year attributable to owners of the Company (basic) | $	55,219	17,899	(7,862)
Blanket Mine Employee Trust Adjustment | $	(686)	(389)	(262)
Profit attributable to ordinary shareholders (diluted) | $	$ 54,533	$ 17,510	$ (8,124)
Basic earnings (loss) per share ($) (in dollars per share) | $ / shares	$ 2.83	$ 0.91	$ (0.44)
Diluted earnings (loss) per share ($) (in dollars per share) | $ / shares	$ 2.83	$ 0.91	$ (0.44)